Interest and Finance Costs (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 0	$ 2,272
Amortization of debt finance costs and debt discounts	0	370
Interest on finance lease liability	0	328
Other	0	9
Total	$ 0	$ 2,979